Label	Element	Value
MFS International Diversification Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT TO THE PROSPECTUS

Supplement dated May 12, 2026, to the Prospectus dated September 26, 2025.

MFS® International Diversification Fund

Effective immediately, the second paragraph and table in the sub-sections entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" and under the main heading entitled "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:

As of September 1, 2025, the fund’s target allocation among underlying funds was:

MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15%
MFS International Intrinsic Equity Fund[1]	15%
MFS International Large Cap Value Fund[2]	15%
MFS International New Discovery Fund	10%
MFS Research International Fund	27.5%

[1] Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS

International Intrinsic Equity Fund.

[2] Effective August 1, 2026, the name of MFS International Large Cap Value Fund will change to

MFS International Value Fund.

Risk/Return [Heading]	oef_RiskReturnHeading	MFS® International Diversification Fund